Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments [abstract]
Details of derivative financial instruments
	As at 31 December
	2019	2018
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	82,367	25,629
－Hedging instruments for cash flow hedge (exchange forward contracts)	4,319	9,062
－Financial instruments at fair value through profit or loss (fuel swap contracts)	4,601	-
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	-	14

Total	91,287	34,705
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	15,101	2,543
－Hedging instruments for cash flow hedge (exchange forward contracts)	1,275	3,427

Total non-current portion	16,376	5,970

Current portion	74,911	28,735

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	243,045	357,088
－Hedging instruments for cash flow hedge (exchange forward contracts)	42,082	21,335
－Hedging instruments for cash flow hedge (interest rate swap contracts)	162,594	149,117
－Financial instruments at fair value through profit or loss (fuel swap contracts)	2,987	17,705
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	-	47

Total	450,708	545,292
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	39,684	78,587
－Hedging instruments for cash flow hedge (exchange forward contracts)	13,641	4,384
－Hedging instruments for cash flow hedge (interest rate swap contracts)	145,590	144,999
－Financial instruments at fair value through profit or loss (fuel swap contracts)	1,493	3,338

Total non-current portion	200,408	231,308

Total current portion	250,300	313,984

Analysis of contractual cash inflows/(outflows) of major derivative financial instruments
		Maturity
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years
As at 31 December 2019
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	82,367	82,367	67,266	15,101	-

Forward exchange contracts used for hedging
- inflows		697,057	585,340	111,717	-
- outflows		(691,081)	(581,248)	(109,833)	-

	4,319	5,976	4,092	1,884	-

Fuel derivatives that do not qualify as hedges (net settlement)	4,601	4,601	4,601	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	243,045	(243,045)	(203,362)	(39,683)	-

Forward exchange contracts used for hedging
- inflows		2,702,992	2,042,062	660,930	-
- outflows		(2,738,635)	(2,067,617)	(671,018)	-
	42,082	(35,643)	(25,555)	(10,088)	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	162,594	(188,162)	(33,497)	(48,412)	(106,253)

Fuel derivatives that do not qualify as hedges (net settlement)	2,987	(2,987)	(1,493)	(1,494)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	-	-	-	-	-
	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2018
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	25,629	25,629	23,086	2,543	-

Forward exchange contracts used for hedging
- inflows		744,936	534,355	210,581	-
- outflows		(730,691)	(526,988)	(203,703)	-

	9,062	14,245	7,367	6,878	-

Forward exchange contracts that do not qualify as hedges (net settlement)	14	12	12	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	357,088	(357,088)	(278,501)	(78,587)	-

Forward exchange contracts used for hedging
- inflows		2,425,238	2,059,061	366,177	-
- outflows		(2,433,994)	(2,069,218)	(364,776)	-

	21,335	(8,756)	(10,157)	1,401	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	149,117	(151,975)	(37,769)	(47,562)	(66,644)

Fuel derivatives that do not qualify as hedges (net settlement)	17,705	(17,705)	(14,366)	(3,339)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	47	(32)	(32)	-	-